Note 11 - Share-based Payments	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
11.	SHARE-BASED PAYMENTS

In
December 2017,
the Company amended its stock option plan (the
“2017
Plan”). The
2017
Plan was established to provide an incentive to management (officers), employees, directors and consultants of the Company and its subsidiaries. The maximum number of shares which may
be reserved for issuance under the
2017
Plan is limited to
7,105,838
common shares less the number of shares reserved for issuance pursuant to options granted under the
1996
Plan, the
2000
Plan, the
2005
Plan, the
2009
Plan and the
2011
Pan, provided that the Board of Directors of the Company has the right, from time to time, to increase such number subject to the approval of the relevant exchange on which the shares are listed and the approval of the shareholders of the Company.

The maximum number of common shares that
may
be reserved for issuance to any
one
person under the
2017
Plan is
5%
of the common shares outstanding at the time of the grant (calculated on a non-diluted basis) less the number of shares reserved for issuance to such person under any option to purchase common shares of the Company granted as a compensation or incentive mechanism.

The exercise price of each option cannot be less than the market price of the shares on the day immediately preceding the day of the grant less any permitted discount. The exercise period of the options granted cannot exceed
10
years. Options granted under the
2017
Plan do
not
have any required vesting provisions. However, the Board of Directors of the Company may,
from time to time, amend or revise the terms of the
2017
Plan or
may
terminate it at any time.

The following summarizes the options outstanding:

	Number of Options	Weighted Average Exercise Price		Warrant Remaining Contract Life (Yrs)
Outstanding as at January 01, 2020	6,642,000		$0.13	2.26
Granted	450,000		$0.05	2.85
Forfeited	(2,000)		$0.23	-
Outstanding as at March 31, 2020	7,090,000		$0.12	1.37
Granted	-		$-	(0.75)
Expired	(2,730,000)		$0.20
Forfeited	(120,000)		$(0.05)	-
Outstanding as at December 31, 2020	4,240,000		$0.07	1.08
Outstanding as at March 31, 2021	4,240,000	$	. 0.07	0.83

Options exercisable as at March 31, 2020	6,590,000	$0.13
Options exercisable as at December 31, 2020	4,127,500	$0.07
Options exercisable as at March 31, 2021	4,240,000	$0.07

The weighted average remaining contractual life for the stock options outstanding as at
March 31, 2021
was
0.83
years (
2020
-
1.37
years,
2019
-
2.17
years). The range of exercise prices for the stock options outstanding as at
March 31, 2021
was
$0.05
-
$0.13
(
2020
-
$0.05
-
$0.23
,
2019
-
$0.07
-
$0.23
). The weighted average grant-date fair value of options granted to management, employees, directors and consultants during the period has been estimated at nil
(
2020
-
$0.0355,
2019
-
$0.0453
) using the Black-Scholes option-pricing model.

The pricing model assumes the weighted average risk free interest rates of
Nil
(
2020
-
1.37%,
2019
-
2.19%,
weighted average expected dividend yields of
nil
(
2020
-
nil,
2019
-
nil
), the weighted average expected common stock price volatility (based on historical trading) of nil
(
2020
-
123%,
2019
-
105%
), a forfeiture rate of
0%
(
2020
-
0%,
2019
-
0%
), a weighted average stock price of
$0.08
(
2020
-
$0.07
,
2019
-
$0.20
), a weighted average exercise price of
$0.07
(
2020
-
$0.05,
2019
-
$0.07
), and a weighted average expected life of
0.83
(
2020
-
2.85
years,
2019
-
2.85
years ), which were estimated based on past experience with options and option contract specifics.